Investment Strategy - Roundhill Photonics & Optics ETF	Aug. 03, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of companies whose core technology involves generating, manipulating, detecting, or transmitting light for various technologies (“Photonic and Optical Companies”). “Photonics” refers to technologies that generate, detect, amplify, modulate, or process light at the device level — that is, technologies in which light is actively created, converted to or from electrical signals, or directly manipulated. “Optics” (or “optical” technologies) refers to technologies that direct or condition the propagation of light — including guiding, focusing, filtering, reflecting, splitting, or transmitting light — typically through components and systems such as lenses, mirrors, optical fiber, waveguides, and related connectivity infrastructure. Photonic technologies are generally active in that they create light or convert between optical and electrical signals, while optical technologies are generally passive in that they direct, condition, or transmit light generated elsewhere.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or financial instruments (i.e., swap agreements or forward contracts) that provide exposure to Photonic and Optical Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund’s adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), identifies for potential investment Photonic and Optical Companies with at least 50% of their revenues attributable to the research, development, manufacturing, or sale of one or more of the following optical and/or photonic technologies:

●	Optical transceivers and modules,
●	Laser sources and photonic components,
●	Silicon photonics (“SiPh”) integrated circuits,
●	Optical interconnect systems,
●	Photonic substrates and wafer materials,
●	Photonic foundry and contract manufacturing services,
●	Industrial and defense lasers,
●	Precision photodetectors, sensors, and imaging systems,
●	Fiber optic cable and connectivity infrastructure,
●	Optical computing and photonic AI acceleration, and
●	Related technologies in photonics and/or optics.

For additional information with respect to optical and photonic technologies in which the Fund may invest, please see the section entitled “Additional Information About the Fund’s Principal Investment Strategies”.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio using its proprietary security selection methodology. The Adviser generally invests in Photonic and Optical Companies it believes are leaders in optical and/or photonic products and related technologies, considering factors such as market share and revenue share derived from the sales or production of such products.

The Fund will seek to invest in those companies with a minimum market capitalization of $1 billion and an average daily trading volume of at least $10 million. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or depositary receipts whose underlying securities are non-voting preferred securities. As of the date of this prospectus, the Fund expects to invest significantly in the securities of Asian issuers. While the Photonic and Optical Companies in which the Fund will invest may be small-, mid- or large-capitalization issuers, many of such companies are relatively small and may have limited product lines, markets, financial resources, or personnel. The Fund rebalances and reconstitutes its portfolio at least quarterly using the Adviser’s proprietary weighting methodology that is a form of modified market cap weighting, allotting larger allocations to the largest incumbents in the Photonics and Optics space. The Fund does not actively trade securities between rebalances.

ADRs are receipts issued by a depositary, usually a U.S. bank, and represent an ownership interest in an underlying security held by the depositary. The Fund may invest in sponsored and unsponsored ADRs. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and can be listed on major U.S. exchanges. Unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security, trade over-the-counter (“OTC”) and limit shareholder benefits and voting rights. Certain of the ADRs to which the Fund will have investment exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs are made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company, then issues shares on a non-Chinese exchange, such as the New York Stock Exchange or the Hong Kong Stock Exchange to provide investors with exposure to the operating company but does not represent equity ownership in the operating company. As a result, such investments may limit the rights of an investor with respect to the underlying operating company. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may also derive investment exposure to Chinese companies through investments in China A-Shares. China A-Shares represent equity securities of companies incorporated in mainland China, traded on the Shanghai and Shenzhen stock exchanges.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to Photonic and Optical Companies. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may be used to satisfy redemption requests, support the Fund’s use of unfunded total return swaps, manage liquidity, meet collateral or margin requirements, pay Fund expenses or pending investment in other instruments. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).